Share-based payments (Narrative) (Details) $ / shares in Units, ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 ILS (₪) Share	Dec. 31, 2022 USD ($) Share $ / shares	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expenditure	₪ 3.8	$ 1.1	₪ 12.7	$ 4.0	₪ 13.1	$ 4.0
Stock option | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price and nor weighted average		$ 0.21
Stock option | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price and nor weighted average		$ 0.51
Investors former shareholders
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share	35,595,831	35,595,831
Exercise price and nor weighted average		$ 0.35
Investor | Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants Exercisable | Share	35,395,831	35,395,831
Exercise price and nor weighted average		$ 1.71
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable | Share	200,000	200,000
Exercise price and nor weighted average		$ 0.49
Executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated Exercise Coefficient | $		$ 2.8
Non-executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated Exercise Coefficient | $		$ 2.0